CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Research and development	$ (51,857,545)	$ (13,279,780)	$ (8,358,043)
Selling, general and administrative	(32,855,959)	(4,898,942)	(1,233,876)
New Warrants expenses	(104,776,230)	0	0
Loss from operations	(189,489,734)	(18,178,722)	(9,591,919)
Change in fair value of derivative liabilities	9,547,500	0	0
Financial and foreign exchange gain/(loss), net	6,844,856	(77,147)	(34,023)
Loss before income taxes	(173,097,378)	(18,255,869)	(9,625,942)
Income tax expense	(932,980)	0	0
Net loss	$ (174,030,358)	$ (18,255,869)	$ (9,625,942)
Net loss per share basic	$ (0.68)	$ (0.08)	$ (0.04)
Net loss per share diluted	$ (0.68)	$ (0.08)	$ (0.04)
Weighted-average number of shares outstanding – basic	254,131,038	220,000,000	220,000,000
Weighted-average number of shares outstanding – diluted	254,131,038	220,000,000	220,000,000